Payables and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payables and Accrued Liabilities
	March 31, 2021	December 31, 2020
	$	$
Trade accounts payable	1,046	1,187
Salaries, employment taxes and benefits	478	474
Accrued audit fees	104	144
Accrued research and development costs	255	23
Other accrued liabilities	369	371
	2,252	2,199